SHARES REPURCHASED BY THE COMPANY (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Oct. 31, 2014 ADS shares, Class A USD ($)	Oct. 31, 2014 ADS shares, Class A CNY	Sep. 30, 2014 ADS shares, Class A USD ($)	Sep. 30, 2014 ADS shares, Class A CNY	Dec. 31, 2014 ADS shares, Class A	Aug. 31, 2014 ADS shares, Class A USD ($)	Dec. 31, 2014 ADS shares, Class A Minimum USD ($)	Dec. 31, 2014 ADS shares, Class A Minimum CNY	Dec. 31, 2014 ADS shares, Class A Maximum USD ($)	Dec. 31, 2014 ADS shares, Class A Maximum CNY	Dec. 31, 2014 Class A ordinary shares	Oct. 31, 2014 Class A ordinary shares	Sep. 30, 2014 Class A ordinary shares	May 21, 2014 Class A ordinary shares	Dec. 31, 2013 Class A ordinary shares	Dec. 31, 2012 Class A ordinary shares
Equity, Class of Treasury Stock [Line Items]
Total shares purchased			5,163,949	5,163,949	10,917,851	10,917,851	16,081,800						289,472,400
Total Number of ADSs Purchased as Part of Publicly Announced Plans			32.00%	32.00%	68.00%	68.00%
Average price paid per ADS			$ 17.24	106.94	$ 19.10	118.49			$ 16.33	101.30	$ 19.91	123.52
Number of class A ordinary shares each ADS represents (in shares)													18	18	18	18	18	18
Authorized amount to repurchase								$ 300,000
Total repurchase consideration	$ 297,504	1,845,892